December 8, 2009

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

                    TOUCHSTONE JSAM INSTITUTIONAL VALUE FUND

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2009

           NOTICE OF LIQUIDATION OF THE JSAM INSTITUTIONAL VALUE FUND

The Touchstone JSAM Institutional Value Fund has liquidated and is no longer available for purchase.


















              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.